Fair Value Measurements and Financial Instruments - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Available for sale debt securities	$ 190,954	$ 131,280
Level 3 | Change Of Control Probability | Valuation Technique, Black-Derman-Troy
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Level 3 | Likelihood of FDA Approval | Valuation Technique, Black-Derman-Troy | Minimum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Level 3 | Likelihood of FDA Approval | Valuation Technique, Black-Derman-Troy | Maximum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.86
Level 3 | Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Valuation Technique, Black-Derman-Troy | Minimum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Level 3 | Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Valuation Technique, Black-Derman-Troy | Maximum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.59
Preferred Shares
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Preferred shares, fixed payment amount	250,000
Preferred shares, quarterly payments	$ 15,600
Preferred shares, weighted average cost of capital	11.10%
Available for sale debt securities	$ 190,954	$ 131,280
Percent of possibility of FDA approval, reduction	20.00%	20.00%